ORDINARY SHARES AND ORDINARY SHARE WARRANTS	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
ORDINARY SHARES AND ORDINARY SHARE WARRANTS	ORDINARY SHARES AND ORDINARY SHARE WARRANTS
As of June 30, 2023, 10,080,000,000 shares with no par value are authorized, of which, 80,000,000 shares are designated as Preferred Shares, 8,000,000,000 shares are designated as Class A Ordinary Shares, and 2,000,000,000 shares are designated as Class B Ordinary Shares. As of June 30, 2023, the Company had 60,000,000 Preferred Shares outstanding, 533,974,676 Class A Ordinary Shares outstanding and 174,934,392 Class B Ordinary Shares outstanding.

The rights of the holders of each class of Ordinary Shares are identical, except with respect to voting. Each share of Class A Ordinary Share is entitled to one vote per share. Each share of Class B Ordinary Share is entitled to 10 votes per share. Shares of Class B Ordinary Share may be converted at any time at the option of the stockholder and automatically convert upon sale or transfer to Class A Ordinary Share.

Stock Split

On June 22, 2022, the Company executed a 1:186.9 stock split in connection with the merger (the “EFJA Merger”) of Rigel Merger Sub Inc., a Cayman Islands exempted company and a wholly-owned subsidiary of Pagaya (“EJFA Merger Sub”), with and into EJF Acquisition Corp., a Cayman Islands exempted company (“EJFA”), as contemplated by the Agreement and Plan of Merger, dated as of September 15, 2021, by and among Pagaya, EJFA and EFJA Merger Sub. All prior period references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the stock split. See Note 3 to the Company’s Annual Report on Form 20-F for further details.
As of June 30, 2023 and December 31, 2022, the Company had reserved ordinary shares for future issuance as follows:

	June 30, 2023	December 31, 2022
Share options	63,114,411	76,557,428
Options to restricted shares	241,359,368	242,615,284
RSUs	42,084,399	5,753,975
Ordinary share warrants	25,913,055	23,468,710
Redeemable convertible preferred shares	60,000,000	—
Shares available for future grant of equity awards	65,821,532	107,700,338
Total shares of ordinary share reserved	498,292,765	456,095,735
Ordinary Share Warrants
The Company has accounted for the ordinary share warrants as equity-classified warrants as they met the requirements for equity classification under ASC 815, including whether the ordinary share warrants are indexed to the Company’s own ordinary shares.

As of June 30, 2023, there were 5,207,363 warrants expiring in March 2031 with an exercise price of $0.000005 per share, 3,315,692 warrants expiring in June 2030 with an exercise price of $0.00005 per share, 2,640,000 warrants expiring in March 2032 with an exercise price of $0.01 per share, and 14,750,000 warrants expiring in June 2027 (consisting of the Public Warrants and Private Placement Warrants) with an exercise price of $11.50 per share.

Ordinary Shares Purchase Agreement

On August 17, 2022, the Company entered into an ordinary shares purchase agreement (the “Equity Financing Purchase Agreement”) and a registration rights agreement (the “Equity Financing Registration Rights Agreement”) with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Pursuant to the Equity Financing Purchase Agreement, the Company has the right to sell to B. Riley Principal Capital II, up to $300,000,000 of newly issued shares of the Company’s Class A Ordinary Shares from time to time during the 24-month term of the Equity Financing Purchase Agreement, subject to certain limitations and conditions set forth in the Equity Financing Purchase Agreement. Sales of Class A Ordinary Shares pursuant to the Equity Financing Purchase Agreement, and the timing of any sales, are solely at the option of the Company, and the Company is under no obligation to sell any securities to B. Riley Principal Capital II under the Equity Financing Purchase Agreement.

The per share purchase price for the shares of Class A Ordinary Shares that the Company elects to sell to B. Riley Principal Capital II in a Purchase pursuant to the Equity Financing Purchase Agreement, if any, will be determined by reference to the volume weighted average price of the Company’s Class A Ordinary Shares as defined within the Equity Financing Purchase Agreement, less a fixed 3% discount. The Company cannot issue to B. Riley Principal Capital II more than 40,139,607 shares of Class A Ordinary Shares, which number of shares is approximately 9% of outstanding Class A Ordinary Shares immediately prior to the execution of the Equity Financing Purchase Agreement.

The net proceeds under the Equity Financing Purchase Agreement to the Company will depend on the frequency and prices at which the Company sells shares of its stock to B. Riley Principal Capital II.

As consideration for B. Riley Principal Capital II’s commitment to purchase shares of Class A Ordinary Shares at the Company’s direction upon the terms and subject to the conditions set forth in the Equity Financing Purchase Agreement, upon execution of the Equity Financing Purchase Agreement, the Company issued 46,536 shares of Class A Ordinary Shares to B. Riley Principal Capital II. Expense of $1 million related to these shares was recognized within other income (loss), net in the Company’s consolidated statements of operations and comprehensive income (loss). As of June 30, 2023, the Company has not sold any Class A Ordinary Shares to B. Riley Principal Capital II under the Equity Financing Purchase Agreement.

Amended Letter Agreement
Pursuant to the Letter Agreement, dated June 1, 2020, the Company agreed to provide Radiance Star Pte. Ltd. (“Radiance”), an affiliate of GIC Private Limited, the right to purchase up to a certain amount of qualified securities in certain offerings by the Company and to provide Radiance with notice of any fund offerings or securitization offerings. On March 19, 2023, the Company and Radiance agreed to extend the term of the Letter Agreement by three years (the “Amended Letter Agreement”) to June 1, 2028 on the same terms and amount, including the issuance of 2,640,000 warrants to purchase Class A Ordinary shares at an exercise price of $0.01 that vest annually if certain investment thresholds by Radiance are met. There were no other material changes to the existing terms of the Letter Agreement.

Redeemable Convertible Preferred Shares

In May 2023, the Company issued 60,000,000 Preferred Shares at $1.25 per share (the “Original Issue Price”) to Oak HC/FT Partners V, L.P., Oak HC/FT Partners V-A, L.P. and Oak HC/FT Partners V-B, L.P for gross total proceeds of $75 million. For accounting purposes, upon issuance of the Preferred Share, the Company recorded $74.25 million ($75 million net of direct offering costs of $0.75 million) as mezzanine equity (temporary equity) on the condensed consolidated balance sheets because it is contingently redeemable outside of the control of the Company.

The terms and preferences of the preferred shares are summarized as follows:

Conversion Features

Each one Preferred Share shall be convertible into one Class A Ordinary Share at the option of the holder thereof, at any time.

At any time on or after the sixth anniversary of the issuance of the Preferred Shares, if the Preferred Shares have not already been converted, if and only if so elected by the Company, all Preferred Shares that remain outstanding shall automatically convert, with each Preferred Share then outstanding converting into the following number of Class A Ordinary Shares, based on the volume weighted average trading price of the Class A Ordinary Shares for 30 trading days immediately preceding the date of a written notice to the holders of the Preferred Shares of the Company’s election to automatically convert all then outstanding Preferred Shares (“30-Day VWAP Average”):

•if the 30-Day VWAP Average is equal to or greater than two times the Original Issue Price, one Class A Ordinary Share; or
•if the 30-Day VWAP Average is less than two times the Original Issue Price but greater than 25% of the Original Issue Price, a number of Class A Ordinary Shares equal to (a) two times the Original Issue Price divided by (b) the 30-Day VWAP Average.

If, based on the 30-Day VWAP Average, the value of a Preferred Share, on an as-converted basis, represents a return of the Original Issue Price ranging from a multiple of 3.5 to 2.5 of the Original Issue Price (“MOIP”) from the 2nd anniversary of the closing date to the 5th anniversary of the closing date, respectively, the Company shall have the right, but not the obligation, within five trading days thereafter, to notify the holders of the then outstanding Preferred Shares of the Company’s election to automatically convert without any further action by the holder thereof on the tenth trading day following the achievement of the MOIP, each Preferred Share then outstanding into one Class A Ordinary Share.

Liquidation

In the event of a Liquidation Event, the assets or proceeds available for distribution to the shareholders (the “Distributable Assets”) shall be distributed in the following order and preference:

First, the holders of Preferred Shares then outstanding shall be entitled to receive, from the Distributable Assets, prior and in preference to any distribution in respect of the Ordinary Shares, an amount for each Preferred Share held by them (the “Preference Amount”) equal to the greatest of

•(i) the sum of the Original Issue Price of such share plus an amount equal to 3.0% of the Original Issue Price for each full semi-annual period for which such Preferred Share has been outstanding (without compounding);
•(ii) the amount such holder would actually receive for each Preferred Share if such Preferred Share had been converted into Ordinary Shares immediately prior to such Liquidation Event; or
•(iii) two times the Original Issue Price.

Second, after payment in full of the Preference Amount in respect of all Preferred Shares then outstanding, the remaining Distributable Assets, if any, shall be distributed on a pro-rata basis among the holders of Pagaya Ordinary Shares.
In the event that the Distributable Assets are insufficient to pay in full the Preference Amount in respect of each Preferred Share then outstanding, then all of such Distributable Assets shall be distributed on a pari passu basis among the holders of the Preferred Shares in proportion to the respective full Preference Amount otherwise payable to such holders.

Dividends

Preferred Shares, Class A Ordinary Shares and Class B Ordinary Shares shall be treated equally and ratably, on a per share basis with respect to any dividend or distribution paid or distributed by the Company. As of June 30, 2023, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Voting

Each holder of Preferred Shares shall have one vote for each Ordinary Share into which the Preferred Shares held by such holder could be converted, as of the applicable record date set for the vote on any matter, whether the vote thereon is conducted by a show of hands, by written ballot or by any other means.

Redemption

Preferred Shares are not redeemable at the election of the holder, except that in the event of a change in control resulting from the sale or transfer of the Company’s securities, which qualifies as a Liquidation Event.
The Company classifies its Preferred Shares as temporary equity because they may become redeemable due to certain change in control events that are outside the Company’s control, including a merger, acquisition, or sale of assets of the Company. The Company has not adjusted the carrying values of the Preferred Shares to its redemption value because redemption was not probable as of the balance sheet dates presented. The Company will adjust the carrying value of the Preferred Shares to its redemption value if redemption becomes probable in the future.